Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
CURRENT ASSETS
Cash	$ 44,403	$ 27,298
Accounts receivable (net)
Trade (Note 5)	35,118	31,493
Other (Note 6)	7,294	4,331
Prepaid expenses and other	12,984	9,027
Inventory (Note 7)	411	95
	100,210	72,244
OTHER LONG-TERM ASSETS (Note 19)	13,520	10,510
PROPERTY AND EQUIPMENT, NET (Note 8)	13,731	12,612
RIGHT-OF-USE ASSETS (Note 13)	12,877
DEFERRED INCOME TAXES	21,602	3,598
INTANGIBLE ASSETS, NET (Note 9)	256,956	176,192
GOODWILL (Note 10)	523,690	378,178
	942,586	653,334
CURRENT LIABILITIES
Accounts payable	7,667	5,147
Accrued liabilities (Note 11)	34,876	29,392
Lease obligations (Note 13)	3,928
Income taxes payable	1,329	1,592
Deferred revenue (Note 19)	41,143	34,236
	88,943	70,367
LONG-TERM DEBT (Note 12)		25,464
LEASE OBLIGATIONS (Note 13)	9,477
DEFERRED REVENUE (Note 19)	920	855
INCOME TAXES PAYABLE	6,470	7,634
DEFERRED INCOME TAXES	15,067	15,507
	120,877	119,827
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS’ EQUITY (Note 15)
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 84,156,316 at January 31, 2020 (January 31, 2019 – 76,864,866)	524,154	276,753
Additional paid-in capital	459,269	454,722
Accumulated other comprehensive loss	(25,944)	(25,201)
Accumulated deficit	(135,770)	(172,767)
	821,709	533,507
	$ 942,586	$ 653,334